Note 10 - Net Restructuring by Type (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Restructuring by Type
Restructuring, Staff related	€ 178	€ (117)	€ 241
thereof: [Abstract]
Termination Benefits	176	(132)	224
Retention Acceleration	1	15	16
Social Security	1	0	1
Restructuring, Non Staff related	42	(1)	21
Total Net Restructuring Charges	€ 220	€ (118)	€ 261